Inventories (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Impact on Net income of liquidations	$ (169)	$ 160	$ (1,067)
Inventories
Percentage of total inventories on LIFO	75.00%	75.00%	77.00%
Excess of FIFO over LIFO	337,214	357,303	378,986
Increase (decrease) in net income due to LIFO	$ 12,299	$ 13,365	$ (62,636)
Increase (decrease) in net income per common share due to LIFO	$ 0.12	$ 0.13	$ (0.59)